Cover	Aug. 25, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 25, 2026
Entity File Number	333-296251
Entity Registrant Name	SeeQC, Inc.
Entity Central Index Key	0001779977
Entity Tax Identification Number	85-2992192
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	150 Clearbrook Road
Entity Address, Address Line Two	Suite 170
Entity Address, City or Town	Elmsford
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10523
City Area Code	914
Local Phone Number	222-1666
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false